Principal subsidiaries - Significant subsidiaries (Details) - Barclays Bank Group [member]	12 Months Ended
Dec. 31, 2019
Barclays Bank Ireland PLC [member]
Disclosure of subsidiaries [line items]
Company Name	Barclays Capital Inc.
Principal place of business or incorporation	United States
Nature of business	Securities dealing
Percentage of voting rights held	100.00%
Proportion of ownership interest, non-controlling	0.00%
Proportion of voting interest, non-controlling	0.00%
Barclays Capital Inc [member]
Disclosure of subsidiaries [line items]
Company Name	Barclays Securities Japan Limited
Principal place of business or incorporation	Japan
Nature of business	Securities dealing
Percentage of voting rights held	100.00%
Proportion of ownership interest, non-controlling	0.00%
Proportion of voting interest, non-controlling	0.00%
Barclays Capital Securities Limited [member]
Disclosure of subsidiaries [line items]
Company Name	Barclays Bank Ireland PLC
Principal place of business or incorporation	Ireland
Nature of business	Banking, holding company
Percentage of voting rights held	100.00%
Proportion of ownership interest, non-controlling	0.00%
Proportion of voting interest, non-controlling	0.00%
Barclays Securities Japan Limited [member]
Disclosure of subsidiaries [line items]
Company Name	Barclays Capital Securities Limited
Principal place of business or incorporation	United Kingdom
Nature of business	Securities dealing
Percentage of voting rights held	100.00%
Proportion of ownership interest, non-controlling	0.00%
Proportion of voting interest, non-controlling	0.00%
Barclays US LLC [member]
Disclosure of subsidiaries [line items]
Company Name	Barclays US LLC
Principal place of business or incorporation	United States
Nature of business	Holding company
Percentage of voting rights held	100.00%
Proportion of ownership interest, non-controlling	0.00%
Proportion of voting interest, non-controlling	0.00%
Barclays Bank Delaware [member]
Disclosure of subsidiaries [line items]
Company Name	Barclays Bank Delaware
Principal place of business or incorporation	United States
Nature of business	Credit card issuer
Percentage of voting rights held	100.00%
Proportion of ownership interest, non-controlling	0.00%
Proportion of voting interest, non-controlling	0.00%